As filed with the Securities and Exchange Commission on May 19, 2025

Securities Act Registration No. 333-234544

Investment Company Act Registration No. 811-23439

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 270	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 272	☒

ETF OPPORTUNITIES TRUST

(Exact Name of Registrant as Specified in Charter)

Karen Shupe
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235
(804) 267-7400

(Address and Telephone Number of Principal Executive Offices)

 The Corporation Trust Co.

Corporation Trust Center
1209 Orange St.
Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copy to:

John H. Lively

 Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 28, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following funds, each series of ETF Opportunities Trust:

REX-OSPREYTM TRUMP ETF
REX-OSPREYTM ETH ETF
REX-OSPREYTM BTC ETF
REX-OSPREYTM SOL ETF
REX-OSPREYTM XRP ETF
REX-OSPREYTM BONK ETF
REX-OSPREYTM DOGE ETF

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 28, 2025 as the new effective date for Post-Effective Amendment No. 213 to the Registration Statement filed on January 21, 2025 for the following funds:

REX-OSPREYTM TRUMP ETF
REX-OSPREYTM ETH ETF
REX-OSPREYTM BTC ETF
REX-OSPREYTM SOL ETF
REX-OSPREYTM XRP ETF
REX-OSPREYTM BONK ETF
REX-OSPREYTM DOGE ETF

This Post-Effective Amendment incorporates by reference the Prospectus, Statement of Additional Information, and Part C contained in Post-Effective Amendment No. 213 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 270 to the Registrant's Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 19th day of May, 2025.

ETF OPPORTUNITIES TRUST

By:	/s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 270 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	*Mary Lou H. Ivey	Trustee	May 19, 2025

	*Laura V. Morrison	Trustee	May 19, 2025

	*Dr. David J. Urban	Trustee	May 19, 2025

	/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	May 19, 2025
Karen M. Shupe

	/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	May 19, 2025
Ann T. MacDonald

*By:	/s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney